Third party reinsurance- Gross and net recoverable amounts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Third party reinsurance
Gross	$ 337.2	$ 308.6
Collateral	65.3	67.1
Net	$ 271.9	$ 241.5
Percentage of Net Total	100.00%	100.00%
AA
Third party reinsurance
Gross	$ 116.9	$ 97.4
Collateral	1.0	1.1
Net	$ 115.9	$ 96.3
Percentage of Net Total	43.00%	40.00%
A
Third party reinsurance
Gross	$ 153.9	$ 139.7
Collateral	27.9	20.3
Net	$ 126.0	$ 119.4
Percentage of Net Total	46.00%	49.00%
BBB+
Third party reinsurance
Gross		$ 3.5
Collateral		3.2
Net		0.3
BBB or lower
Third party reinsurance
Gross	$ 13.4	7.3
Collateral	12.5	5.4
Net	$ 0.9	$ 1.9
Percentage of Net Total	1.00%	1.00%
Not rated
Third party reinsurance
Gross	$ 53.0	$ 60.7
Collateral	23.9	37.1
Net	$ 29.1	$ 23.6
Percentage of Net Total	10.00%	10.00%